Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) (10-k) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Prepaid insurance premiums	$ 39	$ 66
Security deposit	20
Other	26	29
Prepaid expenses and other current assets	$ 85	$ 95